united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard A. Malinowski

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2620

Date of fiscal year end: 6/30

Date of reporting period: 12/31/19

Item 1. Reports to Stockholders.

HCM Defender 100 Index ETF
QQH

HCM Defender 500 Index ETF
LGH

Semi-Annual Report
December 31, 2019

1-770-642-4902
www.howardcmetfs.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds website www.howardcmetfs.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

HCM Defender 100 Index ETF
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the period ended December 31, 2019, compared to its benchmarks:

Since Inception** -
December 31, 2019
HCM Defender 100 Index ETF	15.82%
HCM Defender 100 Index ETF - Market Price	15.98%
Solactive U.S. Technology 100 Index***	14.14%
Nasdaq 100 Total Return Index****	13.82%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.howardcmetfs.com or by calling 1-770 -642-4902. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 1.25% per the September 6, 2019 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Inception date is October 9, 2019.

***	The Solactive U.S. Technology 100 Index aims to track the price movements of the 100 largest technology companies in the American stock market based on free float market capitalization.

****	The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization.

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2019

The Fund’s holdings by industry sector and investment type as of December 31, 2019 are as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Technology	13.6%
Large-Cap	4.9%
Common Stocks
Media	16.4%
Software	14.7%
Semiconductors	12.4%
Hardware	11.3%
Retail - Discretionary	6.6%
Biotechnology & Pharmaceuticals	4.7%
Consumer Products	3.3%
Retail - Consumer Staples	2.1%
Specialty Finance	1.8%
Medical Equipment & Devices	1.7%
Technology Services	1.6%
Gaming, Lodging, & Restaurants	1.5%
Automotive	0.6%
Transportation & Logistics	0.6%
Utilities	0.4%
Commercial Services	0.3%
Telecommunications	0.3%
Transportation Equipment	0.3%
Distributors - Discretionary	0.2%
Industrial Services	0.2%
Passenger Transportation	0.2%
Other Assets Less Liabilities	0.3%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the period ended December 31, 2019, compared to its benchmark:

Since Inception** -
December 31, 2019
HCM Defender 500 Index	11.96%
HCM Defender 500 Index ETF - Market Price	12.00%
Solactive U.S. Large Cap Index***	11.08%
S&P 500 Total Return Index****	11.14%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.howardcmetfs.com or by calling 1-770 -642-4902. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 1.25% per the September 6, 2019 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Inception date is October 9, 2019.

***	The Solactive U.S. Large Cap Index aims to track the price movements of the 500 largest companies in the American stock market based on free float market capitalization.

****	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2019

The Fund’s holdings by industry sector and investment type as of December 31, 2019 are as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Large-Cap	7.4%
Common Stocks
Media	7.8%
Software	7.5%
Biotechnology & Pharmaceuticals	6.3%
Hardware	5.6%
Banking	5.4%
Consumper Products	5.3%
Retail - Discretionary	5.0%
Medical Equipment & Devices	4.3%
Specialty Finance	4.2%
Semiconductors	4.1%
Oil, Gas, & Coal	4.0%
Insurance	3.3%
Utilities	3.0%
Healthcare Facilities & Services	2.8%
Real Estate	2.7%
Technology Services	2.5%
Aerospace & Defense	2.2%
Telecommunications	2.1%
Electrical Equipment	2.0%
Gaming, Lodging, & Restaurants	1.8%
Retail - Consumer Staples	1.7%
Chemicals	1.5%
Institutional Financial Services	1.4%
Transportation & Logistics	1.4%
Macninery	0.9%
Asset Management	0.7%
Apparel & Textile Products	0.6%
Automotive	0.5%
Commercial Services	0.3%
Home & Office Products	0.3%
Passenger Transportation	0.3%
Containers & Packaging	0.2%
Distributors - Consumer Staples	0.2%
Industrial Services	0.2%
Metals & Mining	0.2%
Transportation Equipment	0.2%
Waste and Environmental Services & Equipment	0.2%
Construction Materials	0.1%
Distributors - Discretionary	0.1%
Engineering & Construction Services	0.0%
Iron & Steel	0.0%
Leisure Products	0.0%
Liabilities in Excess of Other Assets	(0.3)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Fair Value
	COMMON STOCKS - 81.2%
	AUTOMOTIVE - 0.6%
888	Tesla, Inc. *	$371,477

	BIOTECHNOLOGY & PHARMACEUTICAL - 4.7%
1,455	Alexion Pharmaceuticals, Inc. *	157,358
4,123	Amgen, Inc.	993,932
1,309	Biogen, Inc. *	388,420
4,771	Bristol-Myers Squibb Co.	306,250
4,351	Bristol-Myers Squibb Company - CVR *	13,097
8,571	Gilead Sciences, Inc.	556,944
550	Regeneron Pharmaceuticals, Inc. *	206,514
1,731	Vertex Pharmaceuticals, Inc. *	379,002
		3,001,517
	COMMERCIAL SERVICES - 0.3%
597	Cintas Corp.	160,641

	CONSUMER PRODUCTS - 3.3%
4,211	Kraft Heinz Co.	135,299
9,603	Mondelez International, Inc.	528,933
2,663	Monster Beverage Corp. *	169,234
9,451	PepsiCo, Inc.	1,291,668
		2,125,134
	DISTRIBUTORS - DISCRETIONARY - 0.2%
1,353	Copart, Inc. *	123,042

	GAMING, LODGING & RESTAURANTS - 1.5%
1,795	Marriott International, Inc.	271,817
7,938	Starbucks Corp.	697,909
		969,726
	HARDWARE - 11.3%
19,809	Apple, Inc.	5,816,913
29,002	Cisco Systems, Inc.	1,390,936
		7,207,849
	INDUSTRIAL SERVICES - 0.2%
3,863	Fastenal Co.	142,738

	MEDIA - 16.4%
1,272	Alphabet, Inc. *	1,700,689
1,239	Alphabet, Inc. - Class A*	1,659,504
1,715	Baidu, Inc. * - ADR	216,776
290	Booking Holdings, Inc. *	595,582
1,085	Charter Communications, Inc. *	526,312
30,519	Comcast Corp.	1,372,439
799	Expedia Group, Inc.	86,404
14,476	Facebook, Inc. *	2,971,199
521	IAC/InterActiveCorp.	129,786
2,900	Netflix, Inc. *	938,353

See accompanying notes to financial statements .

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Shares		Fair Value
	MEDIA (continued) - 16.4%
3,159	Trip.com Group Limited. * - ADR	$105,953
706	VeriSign, Inc. *	136,032
		10,439,029
	MEDICAL EQUIPMENT & DEVICES - 1.7%
496	Align Technology, Inc. *	138,404
570	IDEXX Laboratories, Inc. *	148,844
993	Illumina, Inc. *	329,418
774	Intuitive Surgical, Inc. *	457,550
		1,074,216
	PASSENGER TRANSPORTATION - 0.2%
1,525	United Continental Holdings, Inc. *	134,337

	RETAIL - CONSUMER STAPLES - 2.1%
2,936	Costco Wholesale Corp.	862,949
1,566	Dollar Tree, Inc.	147,282
5,116	Walgreens Boots Alliance, Inc.	301,639
		1,311,870
	RETAIL - DISCRETIONARY - 6.6%
1,544	Amazon.com, Inc. *	2,853,065
5,578	eBay, Inc.	201,422
8,083	JD.com, Inc. - ADR *	284,764
758	Lululemon Athletica, Inc.	175,606
331	MercadoLibre, Inc.	189,312
517	O’Reilly Automotive, Inc. *	226,580
2,416	Ross Stores, Inc.	281,271
		4,212,020
	SEMICONDUCTORS - 12.4%
6,770	Advanced Micro Devices, Inc. *	310,472
2,497	Analog Devices, Inc.	296,743
6,301	Applied Materials, Inc.	384,613
2,626	Broadcom, Inc.	829,869
30,346	Intel Corp.	1,816,208
1,089	KLA-Tencor Corp.	194,027
1,009	Lam Research Corp.	295,032
1,829	Maxim Integrated Products, Inc.	112,502
1,578	Microchip Technology, Inc.	165,248
7,467	Micron Technology, Inc. *	401,575
3,946	NVIDIA Corp.	928,494
2,222	NXP Semiconductors NV	282,772
8,232	QUALCOMM, Inc.	726,309
1,161	Skyworks Solutions, Inc.	140,342
6,343	Texas Instruments, Inc.	813,743
1,695	Xilinx, Inc.	165,720
		7,863,669
	SOFTWARE - 14.7%
5,138	Activision Blizzard, Inc.	305,300
3,277	Adobe, Inc. *	1,080,787
560	ANSYS, Inc. *	144,150
1,480	Autodesk, Inc. *	271,521
1,871	Cadence Design Systems, Inc. *	129,773
2,129	Cerner Corp. *	156,247

See accompanying notes to financial statements .

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Shares		Fair Value
	SOFTWARE (continued) - 14.7%
1,970	Electronic Arts, Inc. *	$211,795
1,689	Intuit, Inc.	442,400
37,932	Microsoft Corp.	5,981,876
515	NetEase, Inc. - ADR	157,920
1,006	Splunk, Inc. *	150,669
1,007	Synopsys, Inc. *	140,174
1,074	Workday, Inc. *	176,619
		9,349,231
	SPECIALTY FINANCE - 1.8%
2,640	Fiserv, Inc.	305,263
7,558	PayPal Holdings, Inc.	817,549
		1,122,812
	TECHNOLOGY SERVICES - 1.6%
2,735	Automatic Data Processing, Inc.	466,318
3,846	Cognizant Technology Solutions Corp.	238,529
241	CoStar Group, Inc. *	144,190
2,173	Paychex, Inc.	184,835
		1,033,872
	TELECOMMUNICATIONS - 0.3%
2,107	T-Mobile US, Inc. *	165,231

	TRANSPORTATION & LOGISTICS - 0.6%
5,214	CSX Corp.	377,285

	TRANSPORTATION EQUIPMENT - 0.3%
2,305	PACCAR, Inc.	182,325

	UTILITIES - 0.4%
3,479	Xcel Energy, Inc.	220,882

	TOTAL COMMON STOCKS (Cost $46,872,213)	51,588,903

See accompanying notes to financial statements .

HCM Defender 100 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 18.5%
	LARGE-CAP - 4.9%
36,295	ProShares UltraPro QQQ	$3,141,332

	TECHNOLOGY - 13.6%
7,958	Direxion Daily Technology Bull 3X Shares	1,923,847
22,427	Invesco QQQ Trust Series 1	4,768,204
15,967	ProShares Ultra QQQ	1,946,218
		8,638,269
	TOTAL EXCHANGE TRADED FUNDS (Cost $10,045,889)	11,779,601

	TOTAL INVESTMENTS - 99.7% (Cost $56,918,102)	$63,368,504
	OTHER ASSETS LESS LIABILITIES - 0.3%	200,379
	NET ASSETS - 100.0%	$63,568,883

*	Non-income producing security.

ADR - American Depositary Receipt

CVR - Contingent Value Rights

ETF - Exchange Traded Fund.

NV - Naamloze Vennootschap

PLC - Public Limited Company

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019
Shares		Fair Value
	COMMON STOCKS - 92.9%
	AEROSPACE & DEFENSE - 2.2%
1,038	Boeing Co.	$338,139
496	General Dynamics Corp.	87,470
435	Harris Corporation	86,073
467	Lockheed Martin Corp.	181,840
293	Northrop Grumman Corp.	100,783
545	Raytheon Co.	119,758
454	Textron, Inc.	20,248
94	TransDigm Group, Inc. *	52,640
1,696	United Technologies Corp	253,993
		1,240,944
	APPAREL & TEXTILE PRODUCTS - 0.6%
2,440	NIKE, Inc.	247,196
648	VF Corp.	64,580
		311,776
	ASSET MANAGEMENT - 0.7%
262	Ameriprise Financial, Inc.	43,644
215	BlackRock, Inc.	108,081
2,418	Charles Schwab Corp.	115,000
478	E*TRADE Financial Corp.	21,687
1,025	KKR & Co., Inc.	29,899
251	Raymond James Financial, Inc.	22,454
454	T Rowe Price Group, Inc.	55,315
540	TD Ameritrade Holding Corp.	26,838
		422,918
	AUTOMOTIVE - 0.5%
7,691	Ford Motor Co.	71,526
2,437	General Motors Co.	89,194
257	Tesla, Inc. *	107,511
		268,231
	BANKING - 5.4%
16,466	Bank of America Corp.	579,933
4,547	Citigroup, Inc.	363,260
903	Citizens Financial Group, Inc.	36,671
298	Comerica, Inc.	21,381
1,448	Fifth Third Bancorp.	44,512
328	First Republic Bank	38,524
2,051	Huntington Bancshares, Inc.	30,929
6,261	JPMorgan Chase & Co.	872,783
1,982	KeyCorp	40,116
252	M&T Bank Corp.	42,777
811	PNC Financial Services Group, Inc.	129,460
1,999	Regions Financial Corp.	34,303
100	SVB Financial Group *	25,104
2,583	Truist Financial Corporation	145,475
2,845	US Bancorp	168,680
7,982	Wells Fargo & Co.	429,432
		3,003,340

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Shares		Fair Value
	BIOTECHNOLOGY & PHARMACEUTICAL - 6.3%
2,911	AbbVie, Inc.	$257,740
442	Alexion Pharmaceuticals, Inc. *	47,802
645	Allergan PLC	123,305
1,209	Amgen, Inc.	291,454
362	Biogen, Inc. *	107,416
357	BioMarin Pharmaceutical, Inc. *	30,184
4,602	Bristol-Myers Squibb Co.	295,402
1,257	Bristol-Myers Squibb Company - CVR *	3,784
1,708	Eli Lilly & Co.	224,483
2,498	Gilead Sciences, Inc.	162,320
92	Hutchison China MediTech Ltd. - ADR *	2,306
360	Incyte Corp. *	31,435
5,164	Johnson & Johnson	753,273
5,112	Merck & Co., Inc.	464,936
11,024	Pfizer, Inc.	431,920
163	Regeneron Pharmaceuticals, Inc. *	61,203
504	Vertex Pharmaceuticals, Inc. *	110,351
950	Zoetis, Inc.	125,733
		3,525,047
	CHEMICALS - 1.5%
1,142	3M Co.	201,472
438	Air Products & Chemicals, Inc.	102,926
244	Celanese Corp.	30,041
434	CF Industries Holdings, Inc.	20,719
1,471	Corteva, Inc. *	43,483
1,481	Dow, Inc. *	81,055
1,457	Dupont De Nemours, Inc.	93,539
251	Eastman Chemical Co.	19,894
254	FMC Corp.	25,354
210	International Flavors & Fragrances, Inc.	27,094
511	LyondellBasell Industries NV	48,279
462	PPG Industries, Inc.	61,672
161	Sherwin-Williams Co.	93,950
		849,478
	COMMERCIAL SERVICES - 0.3%
172	Cintas Corp.	46,282
503	Ecolab, Inc.	97,074
		143,356
	CONSTRUCTION MATERIALS - 0.1%
122	Martin Marietta Materials, Inc.	34,116
258	Vulcan Materials Co.	37,150
		71,266
	CONSUMER PRODUCTS - 5.3%
3,688	Altria Group, Inc.	184,068
1,119	Archer-Daniels-Midland Co.	51,866
585	Brown-Forman Corp.	39,546
486	Church & Dwight Co., Inc.	34,185
250	Clorox Co.	38,385
7,548	Coca-Cola Co.	417,782

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Shares		Fair Value
	CONSUMER PRODUCTS (continued) - 5.3%
1,700	Colgate-Palmolive Co.	$117,028
960	Conagra Brands, Inc.	32,870
301	Constellation Brands, Inc.	57,115
422	Estee Lauder Cos, Inc.	87,160
1,204	General Mills, Inc.	64,486
292	Hershey Co.	42,918
548	Hormel Foods Corp.	24,720
214	JM Smucker Co.	22,284
497	Kellogg Co.	34,373
671	Kimberly-Clark Corp.	92,296
1,231	Kraft Heinz Co.	39,552
285	Lamb Weston Holdings, Inc.	24,519
242	McCormick & Co., Inc.	41,075
2,789	Mondelez International, Inc.	153,618
774	Monster Beverage Corp. *	49,188
2,754	PepsiCo, Inc.	376,389
3,039	Philip Morris International, Inc.	258,589
4,866	Procter & Gamble Co.	607,763
586	Tyson Foods, Inc.	53,349
		2,945,124
	CONTAINERS & PACKAGING - 0.2%
651	Ball Corp.	42,100
775	International Paper Co.	35,689
182	Packaging Corp of America	20,382
		98,171
	DISTRIBUTORS - CONSUMER STAPLES - 0.2%
966	Sysco Corp.	82,632

	DISTRIBUTORS - DISCRETIONARY - 0.1%
398	Copart, Inc. *	36,194
574	LKQ Corp. *	20,492
		56,686
	ELECTRICAL EQUIPMENT - 2.0%
451	AMETEK, Inc.	44,983
584	Amphenol Corp.	63,206
842	Eaton Corp PLC	79,754
1,212	Emerson Electric Co.	92,427
580	Fortive Corp.	44,306
16,926	General Electric Co.	188,894
1,415	Honeywell International, Inc.	250,455
477	Ingersoll-Rand PLC	63,403
1,775	Johnson Controls International PLC	72,260
377	Keysight Technologies, Inc. *	38,692
237	Rockwell Automation, Inc.	48,033
204	Roper Technologies, Inc.	72,263
659	TE Connectivity Ltd.	63,159
		1,121,835
	ENGINEERING & CONSTRUCTION SERVICES - 0.0%
273	Jacobs Engineering Group, Inc.	24,524

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Shares		Fair Value
	GAMING, LODGING & RESTAURANTS - 1.8%
792	Carnival Corp.	$40,257
52	Chipotle Mexican Grill, Inc.	43,530
244	Darden Restaurants, Inc.	26,598
81	Domino’s Pizza, Inc.	23,796
558	Hilton Worldwide Holdings, Inc.	61,888
741	Las Vegas Sands Corp.	51,159
527	Marriott International, Inc.	79,804
1,504	McDonald’s Corp.	297,205
929	MGM Resorts International	30,908
422	Norwegian Cruise Line Holdings Ltd.	24,649
339	Royal Caribbean Cruises Ltd.	45,260
2,306	Starbucks Corp.	202,744
181	Wynn Resorts Ltd.	25,135
605	Yum! Brands, Inc.	60,942
		1,013,875
	HARDWARE - 5.6%
8,051	Apple, Inc.	2,364,176
110	Arista Networks, Inc.	22,374
8,384	Cisco Systems, Inc.	402,097
1,549	Corning, Inc.	45,091
257	Garmin Ltd.	25,073
2,649	Hewlett Packard Enterprise Co.	42,013
2,935	HP, Inc.	60,314
321	Motorola Solutions, Inc.	51,726
469	NetApp, Inc.	29,195
487	Seagate Technology PLC	28,977
577	Western Digital Corp.	36,622
110	Zebra Technologies Corp.	28,098
		3,135,756
	HEALTH CARE FACILITIES & SERVICES - 2.8%
292	AmerisourceBergen Corp.	24,826
510	Anthem, Inc.	154,035
573	Cardinal Health, Inc.	28,982
787	Centene Corp.	49,479
742	Cigna Corp.	151,732
2,540	CVS Health Corp.	188,697
532	HCA Healthcare, Inc.	78,635
264	Humana, Inc.	96,761
336	IQVIA Holdings, Inc.	51,915
194	Laboratory Corp of America Holdings	32,819
353	McKesson Corp.	48,827
260	Quest Diagnostics, Inc.	27,765
1,875	UnitedHealth Group, Inc.	551,213
160	Universal Health Services, Inc.	22,954
96	WellCare Health Plans, Inc.	31,700
		1,540,340
	HOME & OFFICE PRODUCTS - 0.3%
570	Masco Corp.	27,354
300	Stanley Black & Decker, Inc.	49,722

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Shares		Fair Value
	HOME & OFFICE PRODUCTS (continued) - 0.3%
679	DR Horton, Inc.	$35,817
538	Lennar Corp.	30,015
6	NVR, Inc. *	22,850
		165,758
	INDUSTRIAL SERVICES - 0.2%
1,131	Fastenal Co.	41,790
152	United Rentals, Inc. *	25,349
89	WW Grainger, Inc. *	30,128
		97,267
	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
1,672	Bank of New York Mellon Corp.	84,152
216	Cboe Global Markets, Inc.	25,920
700	CME Group, Inc.	140,504
671	Goldman Sachs Group, Inc.	154,283
1,085	Intercontinental Exchange, Inc.	100,417
2,467	Morgan Stanley	126,113
231	Nasdaq, Inc.	24,740
412	Northern Trust Corp.	43,771
699	State Street Corp.	55,291
		755,191
	INSURANCE - 3.3%
1,460	Aflac Inc	77,234
30	Alleghany Corp	23,987
647	Allstate Corp/The	72,755
1,729	American International Group Inc	88,750
467	Aon PLC	97,271
771	Arch Capital Group Ltd	33,068
362	Arthur J Gallagher & Co	34,473
2,596	Berkshire Hathaway Inc	587,994
781	Chubb Ltd	121,571
305	Cincinnati Financial Corp	32,071
79	Everest Re Group Ltd	21,870
715	Hartford Financial Services Group Inc/The	43,451
402	Lincoln National Corp	23,722
524	Loews Corp	27,505
29	Markel Corp	33,152
1,001	Marsh & McLennan Cos Inc	111,521
1,452	MetLife Inc	74,008
549	Principal Financial Group Inc	30,195
1,176	Progressive Corp/The	85,131
802	Prudential Financial Inc	75,179
502	Travelers Cos Inc/The	68,749
252	Willis Towers Watson PLC	50,889
		1,814,546
	IRON & STEEL - 0.0%
613	Nucor Corp.	34,500

	LEISURE PRODUCTS - 0.0%
233	Hasbro, Inc.	24,607

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Shares		Fair Value
	MACHINERY - 0.9%
1,132	Caterpillar, Inc.	$167,174
629	Deere & Co.	108,981
286	Dover Corp.	32,964
152	IDEX Corp.	26,144
569	Illinois Tool Works, Inc.	102,209
252	Parker-Hannifin Corp.	51,867
356	Xylem, Inc.	28,049
		517,388
	MEDIA - 7.8%
602	Alphabet, Inc. *	804,886
589	Alphabet, Inc. *	788,901
84	Booking Holdings, Inc. *	172,513
315	Charter Communications, Inc. *	152,800
8,905	Comcast Corp.	400,458
235	Expedia Group, Inc.	25,413
4,665	Facebook, Inc. *	957,491
688	Fox Corp. *	25,504
340	GoDaddy, Inc. *	23,093
153	IAC/InterActiveCorp.	38,114
290	Liberty Broadband Corp. *	36,468
844	Netflix, Inc. *	273,093
425	Omnicom Group, Inc.	34,434
1,466	Twitter, Inc. *	46,985
208	VeriSign, Inc. *	40,077
650	Viacomcbs, Inc.	27,281
3,526	Walt Disney Co.	509,965
		4,357,476
	MEDICAL EQUIPMENT & DEVICES - 4.3%
3,467	Abbott Laboratories	301,144
624	Agilent Technologies, Inc.	53,233
146	Align Technology, Inc. *	40,740
967	Baxter International, Inc.	80,861
532	Becton Dickinson and Co.	144,688
2,760	Boston Scientific Corp. *	124,807
96	Cooper Cos, Inc.	30,844
1,262	Danaher Corp.	193,692
458	Dentsply Sirona, Inc.	25,918
173	DexCom, Inc. *	37,842
413	Edwards Lifesciences Corp. *	96,349
255	Exact Sciences Corp. *	23,582
531	Hologic, Inc. *	27,724
168	IDEXX Laboratories, Inc. *	43,870
291	Illumina, Inc. *	96,536
222	Intuitive Surgical, Inc. *	131,235
2,637	Medtronic PLC	299,168
48	Mettler-Toledo International, Inc. *	38,077
281	ResMed, Inc.	43,547
167	STERIS PLC	25,454
633	Stryker Corp.	132,892

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Shares		Fair Value
	MEDICAL EQUIPMENT & DEVICES (continued) - 4.3%
91	Teleflex, Inc.	$34,256
801	Thermo Fisher Scientific, Inc.	260,221
177	Varian Medical Systems, Inc. *	25,136
131	Waters Corp. *	30,608
409	Zimmer Biomet Holdings, Inc.	61,219
		2,403,643
	METALS & MINING - 0.2%
2,758	Freeport-McMoRan, Inc.	36,185
1,608	Newmont Goldcorp Corporation	69,868
		106,053
	OIL, GAS & COAL - 4.0%
1,030	Baker Hughes Company	26,399
463	Cheniere Energy, Inc. *	28,275
3,794	Chevron Corp.	457,215
403	Concho Resources, Inc.	35,291
2,277	ConocoPhillips	148,073
329	Diamondback Energy, Inc.	30,551
1,158	EOG Resources, Inc.	96,994
8,469	Exxon Mobil Corp.	590,967
1,635	Halliburton Co.	40,009
549	Hess Corp.	36,679
3,869	Kinder Morgan, Inc.	81,907
1,637	Marathon Oil Corp.	22,230
1,329	Marathon Petroleum Corp.	80,072
960	Noble Energy, Inc.	23,846
1,784	Occidental Petroleum Corp.	73,519
820	ONEOK, Inc.	62,049
888	Phillips 66	98,932
334	Pioneer Natural Resources Co.	50,558
2,790	Schlumberger Ltd.	112,158
825	Valero Energy Corp.	77,261
2,422	Williams Cos, Inc.	57,450
		2,230,435
	PASSENGER TRANSPORTATION - 0.3%
787	American Airlines Group, Inc.	22,571
1,151	Delta Air Lines, Inc.	67,310
969	Southwest Airlines Co.	52,307
421	United Continental Holdings, Inc. *	37,086
		179,274
	REAL ESTATE - 2.7%
230	Alexandria Real Estate Equities, Inc.	37,163
878	American Tower Corp.	201,782
275	AvalonBay Communities, Inc.	57,668
303	Boston Properties, Inc.	41,772
627	CBRE Group, Inc. *	38,429
819	Crown Castle International Corp.	116,421
409	Digital Realty Trust, Inc.	48,974
708	Duke Realty Corp.	24,546
166	Equinix, Inc.	96,894

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Shares		Fair Value
	REAL ESTATE (continued) - 2.7%
721	Equity Residential	$58,343
127	Essex Property Trust, Inc.	38,209
244	Extra Space Storage, Inc.	25,771
848	Healthpeak Properties, Inc.	29,231
1,451	Host Hotels & Resorts Inc	26,916
221	Mid-America Apartment Communities, Inc.	29,141
1,239	Prologis, Inc.	110,444
295	Public Storage	62,823
619	Realty Income Corp.	45,577
328	Regency Centers Corp.	20,694
224	SBA Communications Corp. *	53,982
589	Simon Property Group, Inc.	87,737
173	Sun Communities, Inc.	25,967
541	UDR, Inc.	25,265
733	Ventas, Inc.	42,323
342	Vornado Realty Trust	22,743
799	Welltower, Inc.	65,342
1,448	Weyerhaeuser Co.	43,730
332	WP Carey, Inc.	26,573
		1,504,460
	RETAIL - CONSUMER STAPLES - 1.7%
856	Costco Wholesale Corp.	251,596
507	Dollar General Corp.	79,082
456	Dollar Tree, Inc.	42,887
1,555	Kroger Co.	45,079
1,010	Target Corp.	129,492
1,487	Walgreens Boots Alliance, Inc.	87,674
2,790	Walmart, Inc.	331,564
		967,374
	RETAIL - DISCRETIONARY - 5.0%
131	Advance Auto Parts, Inc.	20,981
813	Amazon.com, Inc. *	1,502,294
47	AutoZone, Inc. *	55,991
457	Best Buy Co., Inc.	40,125
128	Burlington Stores, Inc. *	29,188
326	CarMax, Inc. *	28,580
1,561	eBay, Inc.	56,368
282	Genuine Parts Co.	29,957
2,171	Home Depot, Inc.	474,103
1,542	Lowe’s Cos, Inc.	184,670
152	O’Reilly Automotive, Inc. *	66,615
703	Ross Stores, Inc.	81,843
232	Tiffany & Co.	31,007
2,197	TJX Cos, Inc.	134,149
239	Tractor Supply Co.	22,332
113	Ulta Beauty, Inc.	28,605
		2,786,808

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Shares		Fair Value
	SEMICONDUCTORS - 4.1%
1,969	Advanced Micro Devices, Inc. *	$90,298
745	Analog Devices, Inc.	88,536
1,881	Applied Materials, Inc.	114,816
772	Broadcom, Inc.	243,967
8,874	Intel Corp.	531,109
324	KLA-Tencor Corp.	57,727
302	Lam Research Corp.	88,305
1,275	Marvell Technology Group Ltd.	33,864
540	Maxim Integrated Products, Inc.	33,215
462	Microchip Technology, Inc.	48,381
2,231	Micron Technology, Inc. *	119,983
1,162	NVIDIA Corp.	273,419
236	Qorvo, Inc. *	27,430
2,388	QUALCOMM, Inc.	210,693
342	Skyworks Solutions, Inc.	41,341
1,877	Texas Instruments, Inc.	240,800
505	Xilinx, Inc.	49,374
		2,293,258
	SOFTWARE - 7.5%
1,494	Activision Blizzard, Inc.	88,774
975	Adobe, Inc. *	321,565
319	Akamai Technologies, Inc. *	27,555
167	ANSYS, Inc. *	42,987
448	Autodesk, Inc. *	82,190
549	Cadence Design Systems, Inc. *	38,079
620	Cerner Corp. *	45,502
245	Citrix Systems, Inc.	27,171
570	Electronic Arts, Inc. *	61,281
291	Fortinet, Inc. *	31,067
500	Intuit, Inc.	130,965
14,999	Microsoft Corp.	2,365,341
1,132	NortonLifeLock, Inc.	28,889
4,343	Oracle Corp.	230,092
181	Palo Alto Networks, Inc. *	41,856
1,508	salesforce.com, Inc. *	245,261
389	ServiceNow, Inc. *	109,823
307	Splunk, Inc. *	45,979
433	SS&C Technologies Holdings, Inc.	26,586
297	Synopsys, Inc. *	41,342
221	Take-Two Interactive Software, Inc. *	27,057
232	Twilio, Inc. *	22,801
264	Veeva Systems, Inc. *	37,134
156	Vmware, Inc. *	23,679
351	Workday, Inc. *	57,722
		4,200,698
	SPECIALTY FINANCE - 4.2%
803	Ally Financial, Inc.	24,540
1,235	American Express Co.	153,745
2,870	Annaly Capital Management, Inc.	27,035

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Shares		Fair Value
	SPECIALTY FINANCE (continued) - 4.2%
921	Capital One Financial Corp.	$94,780
626	Discover Financial Services	53,097
521	Fidelity National Financial, Inc.	23,627
1,213	Fidelity National Information Services, Inc.	168,716
1,108	Fiserv, Inc.	128,118
168	FleetCor Technologies, Inc.	48,337
569	Global Payments, Inc.	103,877
152	Jack Henry & Associates, Inc.	22,142
1,765	Mastercard, Inc.	527,011
2,210	PayPal Holdings, Inc.	239,056
665	Square, Inc.	41,602
1,284	Synchrony Financial	46,237
3,406	Visa, Inc.	639,987
		2,341,907
	TECHNOLOGY SERVICES - 2.5%
1,327	Accenture PLC	279,426
796	Automatic Data Processing, Inc.	135,718
231	Broadridge Financial Solutions, Inc.	28,538
285	CDW Corp.	40,709
1,119	Cognizant Technology Solutions Corp.	69,400
74	CoStar Group, Inc. *	44,274
238	Equifax, Inc.	33,349
172	Gartner, Inc. *	26,505
737	IHS Markit Ltd. *	55,533
1,763	International Business Machines Corp.	236,313
286	Leidos Holdings, Inc.	27,997
75	MarketAxess Holdings, Inc.	28,433
327	Moody’s Corp.	77,633
163	MSCI, Inc.	42,083
632	Paychex, Inc.	53,758
489	S&P Global, Inc.	133,521
371	TransUnion	31,761
303	Verisk Analytics, Inc.	45,250
		1,390,201
	TELECOMMUNICATIONS - 2.1%
14,459	AT&T, Inc.	565,058
2,129	CenturyLink, Inc.	28,124
614	T-Mobile US, Inc. *	48,150
8,199	Verizon Communications, Inc.	503,419
		1,144,751
	TRANSPORTATION & LOGISTICS - 1.4%
1,500	CSX Corp.	108,540
339	Expeditors International of Washington, Inc.	26,449
476	FedEx Corp.	71,976
198	Kansas City Southern	30,326
521	Norfolk Southern Corp.	101,142
137	Old Dominion Freight Line, Inc.	26,000
1,389	Union Pacific Corp.	251,117
1,365	United Parcel Service, Inc.	159,787
		775,337

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Shares		Fair Value
	TRANSPORTATION EQUIPMENT - 0.2%
304	Cummins, Inc.	$54,404
672	PACCAR, Inc.	53,155
314	Wabtec Corp.	24,429
		131,988
	UTILITIES - 3.0%
1,293	AES Corp.	25,731
464	Alliant Energy Corp.	25,390
484	Ameren Corp.	37,171
969	American Electric Power Co., Inc.	91,580
356	American Water Works Co., Inc.	43,735
229	Atmos Energy Corp.	25,616
975	CenterPoint Energy, Inc.	26,588
558	CMS Energy Corp.	35,065
656	Consolidated Edison, Inc.	59,348
1,571	Dominion Energy, Inc.	130,110
361	DTE Energy Co.	46,883
1,436	Duke Energy Corp.	130,978
646	Edison International	48,715
372	Entergy Corp.	44,566
485	Evergy, Inc.	31,569
631	Eversource Energy	53,679
1,989	Exelon Corp.	90,679
1,042	FirstEnergy Corp.	50,641
936	NextEra Energy, Inc.	226,662
1,409	PPL Corp.	50,555
996	Public Service Enterprise Group, Inc.	58,814
541	Sempra Energy	81,951
2,044	Southern Co.	130,203
779	Vistra Energy Corp.	17,909
618	WEC Energy Group, Inc.	56,998
1,012	Xcel Energy, Inc.	64,252
		1,685,388

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Shares		Fair Value
	WASTE & ENVIRONMENTAL SERVICES & EQUIPMENT - 0.2%
420	Republic Services, Inc.	$37,645
833	Waste Management, Inc.	94,929
		132,574

	TOTAL COMMON STOCKS (Cost $48,203,867)	51,896,181

	EXCHANGE TRADED FUNDS - 7.4%
	LARGE-CAP - 7.4%
25,520	Direxion Daily S&P 500 Bull 3X	1,686,362
35,032	ProShares UltraPro S&P 500	2,452,590
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,550,633)	4,138,952

	TOTAL INVESTMENTS - 100.3% (Cost $51,754,500)	$56,035,133
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(147,372)
	NET ASSETS - 100.0%	$55,887,761

*	Non-income producing security.

ADR - American Depositary Receipt

CVR - Contingent Value Rights

ETF - Exchange Traded Fund.

NV - Naamloze Vennootschap

PLC - Public Limited Company

See accompanying notes to financial statements.

The HCM ETF’s
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2019

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
ASSETS
Investment securities:
At cost	$56,918,102	$51,754,500
At value	$63,368,504	$56,035,133
Cash	241,628	—
Dividends and interest receivable	24,555	54,657
TOTAL ASSETS	63,634,687	56,089,790

LIABILITIES
Due to custodian	—	144,153
Investment advisory fees payable	39,132	34,437
Payable to related parties	10,031	8,542
Accrued expenses and other liabilities	16,641	14,897
TOTAL LIABILITIES	65,804	202,029
NET ASSETS	$63,568,883	$55,887,761

Net Assets Consist Of:
Paid in capital	$56,998,385	$51,580,571
Accumulated earnings	6,570,498	4,307,190
NET ASSETS	$63,568,883	$55,887,761

Net Asset Value Per Share:
Net Assets	$63,568,883	$55,887,761
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,200,000	2,000,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$28.89	$27.94

See accompanying notes to financial statements.

The HCM ETF’s
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended December 31, 2019

	HCM Defender 100	HCM Defender 500
	Index ETF *	Index ETF *
INVESTMENT INCOME
Dividends	$131,693	$204,438
Less: Foreign withholding taxes	(119)	(55)
TOTAL INVESTMENT INCOME	131,574	204,383

EXPENSES
Investment advisory fees	89,464	78,661
Administrative services	12,280	12,280
Legal fees	6,058	6,058
Audit fees	5,725	5,725
Professional fees	5,685	5,685
Transfer agent fees	5,412	5,412
Custodian fees	3,866	3,866
Trustees fees and expenses	3,411	3,411
Printing and postage expenses	2,956	2,956
Insurance expense	569	569
Other Expenses	2,504	2,502
TOTAL EXPENSES	137,930	127,125

NET EXPENSES	137,930	127,125

NET INVESTMENT INCOME/(LOSS)	(6,356)	77,258

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on Investments	256,442	40,499
Net change in unrealized appreciation on Investments	6,450,402	4,280,633

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,706,844	4,321,132

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,700,488	$4,398,390

*	The HCM Defender 100 Index ETF and HCM Defender 500 Index ETF both commenced operations on October 9, 2019.

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
December 31, 2019 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(6,356)
Net realized gain on investments	256,442
Net change in unrealized appreciation on investments	6,450,402
Net increase in net assets resulting from operations	6,700,488

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(129,990)
Net decrease in net assets resulting from distributions to shareholders	(129,990)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	56,998,385
Net increase in net assets resulting from shares of beneficial interest	56,998,385

TOTAL INCREASE IN NET ASSETS	63,568,883

NET ASSETS
Beginning of Period	—
End of Period	$63,568,883

SHARE ACTIVITY
Shares Sold	2,200,000
Net increase in shares of beneficial interest outstanding	2,200,000

(a)	The HCM Defender 100 Index ETF commenced operations on October 9, 2019.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
December 31, 2019 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$77,258
Net realized gain on investments	40,499
Net change in unrealized appreciation on investments	4,280,633
Net increase in net assets resulting from operations	4,398,390

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(91,200)
Net decrease in net assets resulting from distributions to shareholders	(91,200)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	51,580,571
Net increase in net assets resulting from shares of beneficial interest	51,580,571

TOTAL INCREASE IN NET ASSETS	55,887,761

NET ASSETS
Beginning of Period	—
End of Period	$55,887,761

SHARE ACTIVITY
Shares Sold	2,000,000
Net increase in shares of beneficial interest outstanding	2,000,000

(a)	The HCM Defender 500 Index ETF commenced operations on October 9, 2019.

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Period Ended
	December 31, 2019 (1)
	(Unaudited)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment loss (2)	(0.00	) (7)
Net realized and unrealized gain on investments	3.95
Total from investment operations	3.95
Less distributions from:
Net investment income	(0.00	) (7)
Net realized gains	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$28.89
Total return (3)(4)(6)	15.82%
Net assets, at end of period (000s)	$63,569
Ratio of gross expenses to average net assets (3)	1.17%
Ratio of net expenses to average net assets (3)	1.17%
Ratio of net investment loss to average net assets (3)	(0.05)%
Portfolio Turnover Rate (4)(5)	8%

(1)	The HCM Defender 100 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Represents less than $0.005.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Period Ended
	December 31, 2019 (1)
	(Unaudited)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.05
Net realized and unrealized gain on investments	2.94
Total from investment operations	2.99
Less distributions from:
Net investment income	(0.05)
Net realized gains	(0.00	) (7)
Total distributions	(0.05)
Net asset value, end of period	$27.94
Total return (3)(4)(6)	11.96%
Net assets, at end of period (000s)	$55,888
Ratio of gross expenses to average net assets (3)	1.23%
Ratio of net expenses to average net assets (3)	1.23%
Ratio of net investment income to average net assets (3)	0.75%
Portfolio Turnover Rate (4)(5)	2%

(1)	The HCM Defender 500 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Represents less than $0.005.

See accompanying notes to financial statements.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2019

1.	ORGANIZATION

The HCM Defender 100 Index ETF (“QQH”) and the HCM Defender 500 Index ETF (“LGH”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. QQH’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the HCM Defender 100 Index. LGH’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the HCM Defender 500 Index. The investment objectives are non-fundamental. QQH and LGQH commenced operations on October 9, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser or sub-adviser. The committee may also enlist third party consultants, such as a valuation

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2019

specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2019

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Funds’ assets measured at value:

HCM Defender 100 Index Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$51,588,903	$—	$—	$51,588,903
Exchange Traded Funds	11,779,601	—	—	11,779,601
Total	$63,368,504	$—	$—	$63,368,504

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2019

HCM Defender 500 Index ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$51,896,181	$—	$—	$51,896,181
Exchange Traded Funds	4,138,952	—	—	4,138,952
Total	$56,035,133	$—	$—	$56,035,133

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for LGH and QQG. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended December 31, 2019, or expected to be taken in the Funds’ December 31, 2020 year-end tax returns.

The Funds identify their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2019

market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended December 31, 2019, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
HCM Defender 100 Index ETF	$63,648,609	$6,986,949
HCM Defender 500 Index ETF	$52,689,788	$975,787

For the period ended December 31, 2019, there were no cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Howard Capital Management, Inc. (the “Adviser”) serves as the Fund’s Investment Adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.77% of each Fund’s average daily net assets. For the period ended December 31, 2019, the Adviser earned $89,464, and $78,661 in advisory fees for QQH and LGH, respectively.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2019

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Gemini Fund Services, LLC (“GFS”) – GFS, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Distributors, LLC (“NLD”) and Northern Lights Compliance Services, LLC (“NLCS”)(collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for both QQH and LGH. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2019

component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets. For the period ended December 31, 2019, the QQH received $10,000 and $0 in fixed fees and variable fees, respectively. For the period ended December 31, 2019, the LGH received $5,000 and $0 in fixed fees and variable fees, respectively.

The Transaction Fees for the Funds’ are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
ETFs	Purchases	Charge for Cash Purchases*
HCM Defender 100 Index ETF	$500	2.00%*
HCM Defender 500 Index ETF	$1,000	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
HCM Defender 100 Index ETF	$56,918,102	$6,556,195	$(105,793)	$6,450,402
HCM Defender 500 Index ETF	51,754,500	4,594,776	(314,143)	4,280,633

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

THE HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2019

Approval of Advisory Agreement – HCM Defender 100 Index ETF and HCM Defender 500 Index ETF

In connection with a meeting held on August 28-29, 2019, the Board of Trustees (the “Board”) of Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the investment advisory agreements (the “Advisory Agreements”) between Howard Capital Management, Inc. (the “Adviser”) and the Trust, with respect to the HCM Defender 100 Index ETF (“HCM 100”) and HCM Defender 500 Index ETF (“HCM 500”). In considering the approval of the Advisory Agreements, the Board received materials specifically relating to HCM 100 and HCM 500 and the Advisory Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Extent and Quality of Service. The Board recognized that the Adviser was founded in 1999 and was the adviser to three other series in the Trust. The Board observed that the key personnel of the Adviser had broad investment experience and strong academic credentials. The Board noted that the Adviser had utilized its proprietary quantitative model to develop the HCM 100 and HCM 500 indexes. The Board discussed that the Adviser used trend analysis to identify the broad trends in the equity markets and to evaluate the HCM 100 and HCM 500 indexes. The Board remarked that the Adviser would monitor each Fund’s trading activity on the New York Stock Exchange. The Board commented that the Adviser’s chief compliance officer would develop a fund compliance checklist to test compliance on a daily basis. The Board discussed that the Adviser employed two outside compliance consulting firms to help monitor and assist with compliance matters. The Board acknowledged that the Adviser was progressive in its use of technology to manage risk and compliance functions. The Board noted that the Adviser selected broker-dealers based on best-execution, price and the services offered. The Board concluded that the Adviser could be expected to deliver high quality service to HCM 100 and HCM 500 and their respective shareholders.

Performance. As neither HCM 100 nor HCM 500 had commenced operations, the Board reviewed hypothetical back-tested returns for HCM 100 and HCM 500. Although the data was hypothetical, the Board acknowledged that it was familiar with the Adviser from the other funds it managed in the Trust, and recognized the Adviser’s ability to research and implement various models and signals effectively.

THE HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2019

HCM 100—The Board reviewed the hypothetical performance data provided by the Adviser that indicated that HCM 100’s investment strategy would have outperformed the NASDAQ 100 Index over the 1-year, 3-year, 5-year and 10-year periods. Although past performance is not indicative of future returns, the Board concluded that the Adviser had the potential to provide reasonable results to HCM 100 and its shareholders.

HCM 500—The Board noted that the hypothetical performance data provided by the Adviser showed that HCM 500’s investment strategy would have outperformed the S&P 500 TR Index over the 1-year, 3-year, 5-year and 10-year periods. Although past performance is not indicative of future returns, the Board concluded that the Adviser had the potential to provide reasonable results to HCM 500 and its shareholders.

Fees and Expenses.

HCM 100—The Board noted that the Adviser proposed an annual advisory fee of 0.77% for HCM 100 which was higher than its peer group and Morningstar category averages and medians, but lower than the highs of each. The Board observed that HCM 100’s 1.36% estimated expense ratio was the high of its peer group and Morningstar category. The Board noted that fees and expenses reflected the Adviser’s proprietary model and the efforts needed as the index provider to monitor the index to assess the impact of ever-changing market conditions. The Board considered that the Fund would not pay the Adviser an additional index fee. Given these considerations, the Board concluded that the Adviser’s proposed advisory fee was not unreasonable.

HCM 500—The Board noted that the Adviser proposed an annual advisory of 0.77% for HCM 500 which was the high of the Morningstar category and higher than its peer group’s average and median advisory fee. The Board observed that HCM 100’s 1.36% estimated expense ratio was the high of its peer group and but well below the high of its Morningstar category. The Board noted that fees and expenses reflected the Adviser’s proprietary model and the efforts needed as the index provider to monitor the index to assess the impact of ever-changing market conditions. The Board considered that the Fund would not pay the Adviser an additional index fee. Given these considerations, the Board concluded that the Adviser’s proposed advisory fee was not unreasonable.

Economies of Scale. The Board discussed the anticipated size of HCM 100 and HCM 500 and their prospects for growth. The Board concluded that, based on the anticipated size of HCM 100 and HCM 500, meaningful economies justifying breakpoints would be unlikely during the initial term of the investment advisory agreement, but noted that the Adviser agreed to discuss the implementation of breakpoints as each of HCM 100’s and HCM 500’s assets grew and the Adviser achieved economies of scale related to its operations. The Board agreed to monitor and revisit the issue at the appropriate time.

THE HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2019

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with each of HCM 100’s and HCM 500’s operation. The Board noted that the Adviser expected to realize a profit over the initial two-year term of the Advisory Agreement with respect to each of HCM 100 and HCM 500. The Board agreed that, even if HCM 100’s and HCM 500’s asset levels outpaced the Adviser’s expectations, they would likely not cause the Adviser’s expected profitability to be unreasonable or out of line in relation to the services it provided to either HCM 100 or HCM 500. After further discussion, the Board concluded that the Adviser’s expected level of profitability was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that the proposed advisory fee was not unreasonable and that approval of the Advisory Agreements was in the best interests of the Trust and future shareholders of each of HCM 100 and HCM 500.

The HCM ETF’s
EXPENSE EXAMPLES (Unaudited)
December 31, 2019

As a shareholder of the HCM ETFs, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including a unitary management fee and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 9, 2019 through December 31, 2019.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Actual	10/9/2019	12/31/2019	10/9/19-12/31/19	10/9/19-12/31/19
HCM Defender 100 Index ETF	$1,000.00	$1,158.20	$3.01	1.17%
HCM Defender 500 Index ETF	$1,000.00	$1,119.60	$2.96	1.23%

	Beginning	Ending	Expenses Paid	Expenses Paid
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/9/2019	12/31/2019	10/9/19-12/31/19	10/9/19-12/31/19
HCM Defender 100 Index ETF	$1,000.00	$1,868.55	$4.00	1.17%
HCM Defender 500 Index ETF	$1,000.00	$1,008.55	$2.80	1.23%

*	“Actual” expense information for the Fund is for the period from October 9, 2019 to December 31, 2019. Actual expenses are equal to each Fund’s annualized net expense ratio multiplied by 83/365 (to reflect the period from October 9, 2019 to December 31, 2019). “Hypothetical” expense information for each Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/366 (to reflect the full half-year period).

**	Annualized.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended December 31 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard A. Malinowski

Richard A. Malinowski, Principal Executive Officer/ President

Date 3/9/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard A. Malinowski

Richard A. Malinowski, Principal Executive Officer/ President

Date 3/9/20

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/9/20